Long Term Payable (Details) - Schedule of Loans Payable - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Long term payables:
Total	$ 8,304,441	$ 7,785,471
Current portion	4,706,517	3,706,628
Non-current portion	3,597,924	4,078,843
Far East International Financial Leasing Co., Ltd. (“Far East”) [Member]
Long term payables:
Total	1,708,315	2,594,415
China Power Investment Ronghe Financial Leasing Co., Ltd. (“Ronghe”) [Member]
Long term payables:
Total	4,199,745	5,191,056
Zhongguancun Science and Technology Leasing Co., Ltd. (“Zhongguancun”) [Member]
Long term payables:
Total	$ 2,396,381